Shareholders' Equity and Equity incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Schedule of share option activity of equity incentive plan
	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2024	6,259,264	$2.74	4.51	$324,172
Granted	-
Exercised	(550,080)	2.37		19,638
Forfeited	-
Balance as of December 31, 2025	5,709,184	$2.78	3.51	$208,585

Exercisable as of December 31, 2025	5,709,184	$2.78	3.51	$208,585

Schedule of restricted stock unit activity
	Amount of RSU’s	Weighted average grant date fair value
Unvested as of December 31, 2024	2,088,945	$32.74
Granted	1,638,137	32.59
Vested	(1,203,317)	31.99
Forfeited	(224,314)	33.67

Unvested as of December 31, 2025	2,299,451	$32.93

Schedule of share-based compensation expense
	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Cost of revenue	$639	$929	$1,044
Research and development	26,266	17,291	17,325
Sales and marketing	4,259	5,836	6,386
General and administrative	13,796	15,102	14,590

Total share-based compensation expense	$44,960	$39,158	$39,345

Schedule of ordinary shares reserved for future issuance
	December 31,
	2024	2025
Outstanding share options	6,259,264	5,709,184
Unvested RSU’s	2,088,945	2,299,451
Remaining shares available for future issuance under the Incentive Plan	17,099,715	15,685,892

Total shares of ordinary shares reserved	25,447,924	23,694,527